DEPOSITS AND OBLIGATIONS, Non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits and Obligations [Abstract]
Non interest bearing deposits	S/ 47,160,191	S/ 42,234,498
Interest bearing deposits	113,402,391	104,040,905
Total	160,562,582	146,275,403
Peru [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	42,057,905	37,627,288
Interest bearing deposits	104,085,586	94,452,833
Other countries [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	5,102,286	4,607,210
Interest bearing deposits	S/ 9,316,805	S/ 9,588,072